Note 13 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net sales	$ 1,458,603	$ 1,509,352	$ 1,385,280
Earnings (loss) before income taxes	82,999	13,793	59,895
Interest expense, net of interest income	34,020	14,325	5,641
Capital expenditures	36,637	70,628	53,367
Total assets	1,383,997	1,212,721
Continuing Operations [Member]
Net sales	1,458,603	1,509,352	1,385,280
Earnings (loss) before income taxes	82,999	13,793	59,895
Interest expense, net of interest income	34,020	14,325	5,641
Capital expenditures	43,625	71,805	52,100
Depreciation and amortization	43,478	40,941	36,523
Total assets	1,383,997	1,212,721	942,274
Continuing Operations [Member] | Vegetable Segment [Member]
Net sales	1,325,618	1,374,468	1,259,878
Earnings (loss) before income taxes	92,852	137,555	103,899
Interest expense, net of interest income	31,607	12,684	4,477
Capital expenditures	42,089	57,593	43,490
Depreciation and amortization	39,364	37,359	33,730
Total assets	1,604,449	1,415,857	1,025,840
Continuing Operations [Member] | Fruit and Snack Segment [Member]
Net sales	100,835	104,156	97,040
Earnings (loss) before income taxes	3,264	(3,935)	(7,623)
Interest expense, net of interest income	2,347	1,180	473
Capital expenditures	1,536	13,406	5,705
Depreciation and amortization	3,480	3,024	2,542
Total assets	100,627	95,658	84,087
Continuing Operations [Member] | Corporate Segment and Other Operating Segment [Member]
Net sales	32,150	30,728	28,362
Earnings (loss) before income taxes	9,225	11,784	5,776
Interest expense, net of interest income	66	461	691
Capital expenditures	0	806	2,905
Depreciation and amortization	634	558	251
Total assets	3,703	3,646	3,176
Continuing Operations [Member] | Subtotal FIFO Basis [Member]
Net sales	1,458,603	1,509,352	1,385,280
Earnings (loss) before income taxes	105,341	145,404	102,052
Interest expense, net of interest income	34,020	14,325	5,641
Capital expenditures	43,625	71,805	52,100
Depreciation and amortization	43,478	40,941	36,523
Total assets	1,708,779	1,515,161	1,113,103
Continuing Operations [Member] | LIFO Impact [Member]
Net sales	0	0	0
Earnings (loss) before income taxes	(22,342)	(131,611)	(42,157)
Interest expense, net of interest income	0	0	0
Capital expenditures	0	0	0
Depreciation and amortization	0	0	0
Total assets	$ (324,782)	$ (302,440)	$ (170,829)